Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended				6 Months Ended				9 Months Ended		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2021
REVENUES, NET		$ 1,343,975		$ 5,033,088		$ 3,437,337		$ 8,928,075				$ 16,185,682			$ 14,385,828
Total revenue		1,343,975		5,033,088		3,437,337		8,928,075
COST OF REVENUE
GROSS PROFIT
OPERATING EXPENSES:
Patient expenses		175,748		397,235		441,980		857,708				1,508,408			1,628,206
Salaries and benefits		1,251,842		3,863,089		3,564,903		7,762,487				14,517,253			13,309,797
Advertising and marketing		36,761		242,562		111,305		613,050				1,100,422			1,324,715
Professional fees
Compensation expense
Licensing fees
General and administrative expenses		886,632		1,857,915		2,391,506		3,673,162				7,281,473			6,422,818
Impairment loss
Depreciation and amortization		119,795		438,612		309,618		885,384				1,626,614			1,649,187
Loss on disposition or impairment		254,147		34,832		1,695,161		82,261				8,431,803			149,464
Total Operating Expenses		2,724,925		6,834,245		8,514,473		13,874,052				34,465,974			24,484,186
LOSS FROM OPERATIONS		(1,380,950)		(1,801,157)		(5,077,136)		(4,945,977)				(18,280,292)			(10,098,358)
OTHER INCOME (EXPENSE):
Interest income		1		1,321		1		1,321				10,583			2,885
Other income (expense)				(39,530)				(52,704)				(28,905)			57,329
Interest expense, net		(22,358)		(4,733)		(24,825)		(8,864)				(14,191)			(504,103)
Unrealized loss on marketable securities
Gain on debt extinguishment, net
Unrealized loss on exchange rate
Gain on disposal of subsidiary
Gain on dissolution of subsidiary
Settlement expense
Derivative income (expense)
Total Other Income (Loss), net		(22,357)		(42,942)		(24,824)		(60,247)				(32,513)			(443,889)
Net loss before income taxes		(1,403,307)		(1,844,099)		(5,101,960)		(5,006,224)				(18,312,806)			(10,542,247)
Income taxes
NET LOSS		(1,403,307)		(1,844,099)		(5,101,960)		(5,006,224)				$ (18,312,806)			$ (10,542,247)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS:
Basic and Diluted		$ (1.27)	[1]	$ (2.06)	[1]	$ (4.63)	[1]	$ (5.65)	[1]			$ (19.43)	[2]		$ (14.02)	[2]
Diluted	[1]	$ (1.27)		$ (2.06)		$ (4.63)		$ (5.65)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and Diluted		1,104,711		893,364		1,102,587		886,151				942,463	[2]		751,723	[2]
Diluted	[1]	1,104,711		893,364		1,102,587		886,151
Theralink Technologies Inc [Member]
REVENUES, NET		$ 202,447		$ 164,213						$ 427,529	$ 262,688			$ 567,905			$ 505,604
COST OF REVENUE		50,084		99,484						86,328	160,229			224,886			117,456
GROSS PROFIT		152,363		64,729						341,201	102,459			343,019			388,148
OPERATING EXPENSES:
Professional fees		461,431		162,164						1,310,780	677,740			2,311,098			903,932
Compensation expense		1,012,488		703,267						4,165,682	2,031,755			7,373,037			2,259,273
Licensing fees		19,024		30,377						55,883	105,432			138,440			131,469
General and administrative expenses		342,473		545,254						1,213,953	1,606,174			2,160,450			2,659,453
Impairment loss		238,671								238,671
Depreciation and amortization		40,586		36,825						122,098	108,754			144,411			139,362
Total Operating Expenses		2,074,087		1,441,062						6,984,969	4,421,101			11,983,025			5,954,127
LOSS FROM OPERATIONS		(1,921,724)		(1,376,333)						(6,643,768)	(4,318,642)			(11,640,006)			(5,565,979)
OTHER INCOME (EXPENSE):
Interest expense, net		(5,060,163)		(326,961)						(11,799,215)	(729,814)			(1,094,656)			(121,094)
Unrealized loss on marketable securities		(100)		(5,500)						(2,900)	(8,600)			(7,300)			(100)
Gain on debt extinguishment, net										(5,434,447)							227,294
Unrealized loss on exchange rate																	(22,686)
Gain on disposal of subsidiary																	1,000
Gain on dissolution of subsidiary																	9,916
Settlement expense										(200,000)
Derivative income (expense)		11,482,036								(16,442,350)
Total Other Income (Loss), net		6,421,773		(332,461)						(33,878,912)	(738,414)			(1,101,956)			94,330
Income taxes
NET LOSS		4,500,049		(1,708,794)						(40,522,680)	(5,057,056)			(12,741,962)			(5,471,649)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS		$ 4,500,049		$ (1,768,629)						$ (40,562,132)	$ (5,236,563)			$ (12,981,962)			$ (6,638,267)
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS:
Basic and Diluted		$ 0.00		$ (0.00)						$ (0.01)	$ (0.00)			$ (0.00)			$ (0.00)
Diluted		$ (0.00)		$ (0.00)						$ (0.01)	$ (0.00)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and Diluted		6,151,499,919		6,062,411,449						6,151,499,919	5,732,126,399			5,881,207,480			5,369,618,049
Diluted		21,147,255,067		6,062,411,449						6,151,499,919	5,732,126,399
Health Care, Patient Service [Member]
REVENUES, NET												$ 16,185,682			$ 14,163,668
Others Income [Member]
REVENUES, NET															6,092
Management Service [Member]
REVENUES, NET															$ 216,068
Series E Preferred Stock [Member]
OTHER INCOME (EXPENSE):
Preferred stock dividend and deemed dividend
Series E Preferred Stock [Member] | Theralink Technologies Inc [Member]
OTHER INCOME (EXPENSE):
Preferred stock dividend and deemed dividend				(39,890)						$ (26,301)	$ (119,671)			$ (160,000)			$ (159,890)
Series F Preferred Stock [Member]
OTHER INCOME (EXPENSE):
Preferred stock dividend and deemed dividend
Series F Preferred Stock [Member] | Theralink Technologies Inc [Member]
OTHER INCOME (EXPENSE):
Preferred stock dividend and deemed dividend				$ (19,945)						$ (13,151)	$ (59,836)			$ (80,000)			$ (1,006,728)

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)